Schedule of Investments (unaudited)
February 28, 2021
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 1.3%
Ansell Ltd.	416,508	$ 11,575,308
Sonic Healthcare Ltd.	304,598	7,467,989
		19,043,297
Canada — 2.9%
TELUS Corp.	2,172,873	43,539,416
Denmark — 1.7%
Novo Nordisk A/S, Class B	369,216	26,338,795
Finland — 0.8%
Kone Oyj, Class B	154,441	12,326,504
France — 8.5%
EssilorLuxottica SA	190,663	31,103,475
LVMH Moet Hennessy Louis Vuitton SE	46,353	29,370,140
Sanofi	604,094	55,438,134
Schneider Electric SE	78,115	11,551,207
		127,462,956
Netherlands — 1.5%
Koninklijke Philips NV(a)	409,298	22,346,465
Singapore — 1.1%
DBS Group Holdings Ltd.	806,200	15,974,534
Spain — 2.9%
Amadeus IT Group SA(a)	636,841	44,462,500
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,179,000	25,757,657
United Kingdom — 17.3%
AstraZeneca PLC	299,080	29,050,869
BAE Systems PLC	4,684,743	31,711,313
British American Tobacco PLC	625,619	21,724,732
Diageo PLC	738,891	29,067,054
Prudential PLC	1,605,768	31,987,355
Reckitt Benckiser Group PLC	447,136	37,506,212
RELX PLC	1,804,943	42,466,203
Unilever PLC	699,151	36,444,917
		259,958,655
United States — 59.7%
AbbVie, Inc.	280,483	30,219,238
American Tower Corp.	103,044	22,270,900
Assurant, Inc.	229,173	28,238,697
Bristol-Myers Squibb Co.	661,730	40,583,901
Carrier Global Corp.	656,556	23,983,991
Security	Shares	Value
United States (continued)
Cisco Systems, Inc.	273,500	$ 12,271,945
Citizens Financial Group, Inc.	599,232	26,030,638
Coca-Cola Co.	151,670	7,430,313
Comcast Corp., Class A	942,581	49,692,870
Estee Lauder Cos., Inc., Class A	107,520	30,735,667
Ferguson PLC	310,902	36,783,151
Hasbro, Inc.	407,501	38,186,919
Intercontinental Exchange, Inc.	277,457	30,606,282
International Paper Co.	515,286	25,583,950
Intuit, Inc.	37,271	14,540,908
Lockheed Martin Corp.	110,698	36,558,014
M&T Bank Corp.	137,613	20,771,306
Medtronic PLC	138,294	16,176,249
Microsoft Corp.	250,151	58,130,089
Otis Worldwide Corp.	728,527	46,414,455
Paychex, Inc.	262,538	23,909,336
Philip Morris International, Inc.	452,829	38,046,693
Progressive Corp.	267,628	23,002,627
Raytheon Technologies Corp.	246,075	17,714,939
Synchrony Financial	799,788	30,935,800
Sysco Corp.	297,770	23,711,425
Texas Instruments, Inc.	290,300	50,009,981
UnitedHealth Group, Inc.	114,782	38,132,876
Visa, Inc., Class A	271,022	57,562,363
		898,235,523
Total Long-Term Investments — 99.4% (Cost: $1,250,296,847)		1,495,446,302
Short-Term Securities(b)(c)
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	15,910,828	15,910,828
Total Short-Term Securities — 1.0% (Cost: $15,910,828)		15,910,828
Total Investments — 100.4% (Cost: $1,266,207,675)		1,511,357,130
Liabilities in Excess of Other Assets — (0.4)%		(6,353,985)
Net Assets — 100.0%		$ 1,505,003,145
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 7,003,555	$ 8,907,273(a)	$ —	$ —	$ —	$ 15,910,828	15,910,828	$ 1,389	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Global Dividend Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 19,043,297	$ —	$ 19,043,297
Canada	43,539,416	—	—	43,539,416
Denmark	—	26,338,795	—	26,338,795
Finland	—	12,326,504	—	12,326,504
France	—	127,462,956	—	127,462,956
Netherlands	—	22,346,465	—	22,346,465
Singapore	—	15,974,534	—	15,974,534
Spain	—	44,462,500	—	44,462,500
Taiwan	—	25,757,657	—	25,757,657
United Kingdom	42,466,203	217,492,452	—	259,958,655
United States	861,452,372	36,783,151	—	898,235,523
Short-Term Securities
Money Market Funds	15,910,828	—	—	15,910,828
	$ 963,368,819	$ 547,988,311	$ —	$ 1,511,357,130
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